Investments (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Investments [Line Items]
Amortized cost	$ 11,482,053,000	$ 2,556,783,900	[1],[2]
Fair Value	$ 11,549,149,400	$ 2,577,558,100	[1],[2],[3]
Loans on non-accrual status, as a percent of total investments at amortized cost	0.1
Loans on non-accrual status, as a percent of total investments at fair value	0.1	0.0
Software and Services
Schedule of Investments [Line Items]
Amortized cost	$ 2,500,140,400	$ 545,855,800
Fair Value	2,516,102,500	551,367,800
Capital Goods
Schedule of Investments [Line Items]
Amortized cost	1,019,076,300	268,012,600
Fair Value	1,020,854,400	269,535,900
Consumer Services
Schedule of Investments [Line Items]
Amortized cost	994,645,700	286,054,400
Fair Value	1,004,126,500	288,897,700
Commercial and Professional Services
Schedule of Investments [Line Items]
Amortized cost	839,395,200	149,571,800
Fair Value	847,225,600	151,124,300
Financial Services
Schedule of Investments [Line Items]
Amortized cost	757,854,900	144,105,000
Fair Value	771,356,100	147,576,200
Insurance
Schedule of Investments [Line Items]
Amortized cost	725,466,800	170,911,500
Fair Value	728,449,100	171,703,200
Media and Entertainment
Schedule of Investments [Line Items]
Amortized cost	662,924,300	119,401,400
Fair Value	666,185,200	119,559,500
Pharmaceuticals, Biotechnology and Life Sciences
Schedule of Investments [Line Items]
Amortized cost	547,352,200	102,715,400
Fair Value	548,098,500	103,037,700
Investment Funds and Vehicles
Schedule of Investments [Line Items]
Amortized cost	478,416,900	33,593,200
Fair Value	483,169,200	33,790,700
Consumer Distribution and Retail
Schedule of Investments [Line Items]
Amortized cost	307,292,600	79,716,500
Fair Value	312,991,500	80,166,200
Materials
Schedule of Investments [Line Items]
Amortized cost	267,311,200	41,534,500
Fair Value	262,069,900	41,364,000
Food and Beverage
Schedule of Investments [Line Items]
Amortized cost	195,658,000	69,245,400
Fair Value	196,375,200	69,566,600
Consumer Durables and Apparel
Schedule of Investments [Line Items]
Amortized cost	177,477,400	10,164,400
Fair Value	177,419,000	10,247,800
Automobiles and Components
Schedule of Investments [Line Items]
Amortized cost	166,724,300	50,628,700
Fair Value	$ 170,222,500	$ 50,692,300
Investments, At Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Composition, percent of fair value	100.00%	100.00%
Investments, At Fair Value | Industry Concentration Risk | Software and Services
Schedule of Investments [Line Items]
Composition, percent of fair value	21.80%	21.40%
Investments, At Fair Value | Industry Concentration Risk | Health Care Equipment and Services
Schedule of Investments [Line Items]
Composition, percent of fair value	9.00%	12.90%
Investments, At Fair Value | Industry Concentration Risk | Capital Goods
Schedule of Investments [Line Items]
Composition, percent of fair value	8.80%	10.50%
Investments, At Fair Value | Industry Concentration Risk | Consumer Services
Schedule of Investments [Line Items]
Composition, percent of fair value	8.70%	11.20%
Investments, At Fair Value | Industry Concentration Risk | Commercial and Professional Services
Schedule of Investments [Line Items]
Composition, percent of fair value	7.30%	5.90%
Investments, At Fair Value | Industry Concentration Risk | Financial Services
Schedule of Investments [Line Items]
Composition, percent of fair value	6.70%	5.70%
Investments, At Fair Value | Industry Concentration Risk | Insurance
Schedule of Investments [Line Items]
Composition, percent of fair value	6.30%	6.70%
Investments, At Fair Value | Industry Concentration Risk | Media and Entertainment
Schedule of Investments [Line Items]
Composition, percent of fair value	5.80%	4.60%
Investments, At Fair Value | Industry Concentration Risk | Pharmaceuticals, Biotechnology and Life Sciences
Schedule of Investments [Line Items]
Composition, percent of fair value	4.70%	4.00%
Investments, At Fair Value | Industry Concentration Risk | Investment Funds and Vehicles
Schedule of Investments [Line Items]
Composition, percent of fair value	4.20%	1.30%
Investments, At Fair Value | Industry Concentration Risk | Consumer Distribution and Retail
Schedule of Investments [Line Items]
Composition, percent of fair value	2.70%	3.10%
Investments, At Fair Value | Industry Concentration Risk | Materials
Schedule of Investments [Line Items]
Composition, percent of fair value	2.30%	1.60%
Investments, At Fair Value | Industry Concentration Risk | Food and Beverage
Schedule of Investments [Line Items]
Composition, percent of fair value	1.70%	2.70%
Investments, At Fair Value | Industry Concentration Risk | Consumer Durables and Apparel
Schedule of Investments [Line Items]
Composition, percent of fair value	1.50%	0.40%
Investments, At Fair Value | Industry Concentration Risk | Automobiles and Components
Schedule of Investments [Line Items]
Composition, percent of fair value	1.50%	2.00%
Investments, At Fair Value | Industry Concentration Risk | Other
Schedule of Investments [Line Items]
Composition, percent of fair value	7.00%	6.00%
Investments, At Fair Value | Geographic Concentration Risk
Schedule of Investments [Line Items]
Composition, percent of fair value	100.00%	100.00%
Investments, At Fair Value | Geographic Concentration Risk | United States
Schedule of Investments [Line Items]
Composition, percent of fair value	90.30%	91.50%
Investments, At Fair Value | Geographic Concentration Risk | Europe
Schedule of Investments [Line Items]
Composition, percent of fair value	5.50%	5.00%
Investments, At Fair Value | Geographic Concentration Risk | Bermuda/Cayman Islands
Schedule of Investments [Line Items]
Composition, percent of fair value	2.90%	0.70%
Investments, At Fair Value | Geographic Concentration Risk | Canada
Schedule of Investments [Line Items]
Composition, percent of fair value	1.20%	2.30%
Investments, At Fair Value | Geographic Concentration Risk | Other
Schedule of Investments [Line Items]
Composition, percent of fair value	0.10%	0.50%
First lien senior secured loans
Schedule of Investments [Line Items]
Amortized cost	$ 10,092,681,000	$ 2,369,207,000
Fair Value	10,130,307,000	2,385,971,000
Second lien senior secured loans
Schedule of Investments [Line Items]
Amortized cost	157,058,000	43,237,000
Fair Value	158,500,000	43,771,000
Senior subordinated loans
Schedule of Investments [Line Items]
Amortized cost	214,927,000	46,631,000
Fair Value	213,500,000	46,966,000
Corporate bonds
Schedule of Investments [Line Items]
Amortized cost	64,700,000	10,000,000
Fair Value	65,312,000	10,507,000
Collateralized loan obligations
Schedule of Investments [Line Items]
Amortized cost	366,165,000	22,500,000
Fair Value	370,985,000	22,681,000
Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost	29,112,000	4,988,000
Fair Value	29,161,000	5,010,000
Private asset-backed investments
Schedule of Investments [Line Items]
Amortized cost	209,600,000	11,786,000
Fair Value	208,357,000	11,901,000
Preferred equity
Schedule of Investments [Line Items]
Amortized cost	107,984,000	39,500,000
Fair Value	122,570,000	41,033,000
Other equity
Schedule of Investments [Line Items]
Amortized cost	239,826,000	8,935,000
Fair Value	$ 250,457,000	$ 9,718,000

[1]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[2]	As of December 31, 2023, the estimated net unrealized gain for federal tax purposes was $20.8 million based on a tax cost basis of $2.6 billion. As of December 31, 2023, the estimated aggregate gross unrealized gain for federal income tax purposes was $24.3 million and the estimated aggregate gross unrealized loss for federal income tax purposes was $3.5 million.
[3]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.